ACCOUNTS AND OTHER RECEIVABLES	12 Months Ended
Mar. 31, 2023
Trade and other receivables [abstract]
ACCOUNTS AND OTHER RECEIVABLES [Text Block]
4.  ACCOUNTS AND OTHER RECEIVABLES

	March 31, 2023 $	March 31, 2022 $
Trade receivables	106,458	314,375
Government grants receivable	151,440	-
HST recoverable	172,496	341,789
Accrued interest receivable on guaranteed investment certificates	238,614	-
Less: valuation allowance on trade receivables	(100,000)	-
Total accounts and other receivables	569,008	656,164

Included in trade receivables is an amount of $100,000 relating to a sale made in the prior year. The entire amount has been provided for in the valuation allowance as collectability is indeterminable.